UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X Rule 15Ga-l under the Exchange Act (17 CFR 240.15Ga-l)
for the reporting period April 1, 2018 to June 30, 2018

Date of Report (Date of earliest event reported): May 16, 2018

SGGH, LLC

Commission File Number of Securitizer: 025-01497
Central Index Key Number of Securitizer: 0001597370
Kelly Howard, (805) 435-1255
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l(c)(1): []

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-l(c)(2)(i): []

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-l(c)(2)(ii): []

INFORMATION TO BE INCLUDED IN THE REPORT

Part 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 -Representations and
Warranties Disclosure

The disclosures required by Rule 15Ga-l (17 CFR 240. 15Ga-l) are attached as Exhibit 99.1 to this Form ABS-15G, and are incorporated by reference into this Item 1.02.

Exhibits

The following exhibits are attached to this Form ABS15-G.

Exhibit No. Description
99.1 Table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 14, 2020    SGGH, LLC
      (Securitizer)

      By: /s/ Kelly G. Howard
      Name: Kelly G. Howard
      Title: Secretary

EXHIBIT INDEX

Exhibit No. Description
99.1 Table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.